Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from share based payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 11,725	$ 210,204	$ (3,490)	$ 54	$ 4,643	$ (149)	$ (46,163)	$ 176,824
Net income (loss)							(2,321)	(2,321)
Other comprehensive income (loss), net of tax				(142)		497		355
Total comprehensive income (loss)				(142)		497	(2,321)	(1,966)
Exercise and forfeiture of share-based payment into shares	9	291			(291)			9
Cost of share-based payment					1,153			1,153
Balance at Dec. 31, 2022	11,734	210,495	(3,490)	(88)	5,505	348	(48,484)	176,020
Net income (loss)							8,284	8,284
Issuance of shares	3,283	54,948						58,231
Other comprehensive income (loss), net of tax				228		(73)		155
Total comprehensive income (loss)				228		(73)	8,284	8,439
Exercise and forfeiture of share-based payment into shares	4	405			(405)			4
Cost of share-based payment					1,327			1,327
Balance at Dec. 31, 2023	15,021	265,848	(3,490)	140	6,427	275	(40,200)	244,021
Net income (loss)							14,462	14,462
Income tax impact associated with issuance of shares		100						100
Other comprehensive income (loss), net of tax				(89)		89
Total comprehensive income (loss)				(89)		89	14,462	14,462
Exercise and forfeiture of share-based payment into shares	7	985			(985)			7
Cost of share-based payment					874			874
Balance at Dec. 31, 2024	$ 15,028	$ 266,933	$ (3,490)	$ 51	$ 6,316	$ 364	$ (25,738)	$ 259,464